Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
Schedule of inventory

	As at December 31
(in EUR 000)	2024	2023
Raw materials	1,080	1,329
Work in progress	2,546	1,530
Finished goods	1,090	456
Total Inventory	4,716	3,315